ELECTRIC POWER CONCESSIONS AND AUTHORIZATIONS - Generation Concessions and Authorizations (Details)	12 Months Ended
Dec. 31, 2019 GW MW
Public service electric power concessions [line items]
Total installed capacity (in watts) | GW	63
Useful life	40 years
UTE Maua 3
Public service electric power concessions [line items]
Total installed capacity (in watts)	591
UTE Santa Cruz
Public service electric power concessions [line items]
Total installed capacity (in watts)	500
UTE Candiota III
Public service electric power concessions [line items]
Total installed capacity (in watts)	350
UTE Aparecida
Public service electric power concessions [line items]
Total installed capacity (in watts)	200
UTE Senador Arnon Afonso Farias de Mello
Public service electric power concessions [line items]
Total installed capacity (in watts)	86
UTE Campos
Public service electric power concessions [line items]
Total installed capacity (in watts)	30
UTE Araguaia
Public service electric power concessions [line items]
Total installed capacity (in watts)	23
UTE Codajas
Public service electric power concessions [line items]
Total installed capacity (in watts)	4
UTE Anori
Public service electric power concessions [line items]
Total installed capacity (in watts)	4
UTE Anama
Public service electric power concessions [line items]
Total installed capacity (in watts)	2
UTE Caapiranga
Public service electric power concessions [line items]
Total installed capacity (in watts)	2
Concessions and Authorizations | HPP Belo Monte
Public service electric power concessions [line items]
Total installed capacity (in watts)	11,233
Concessions and Authorizations | HPP Tucuru
Public service electric power concessions [line items]
Total installed capacity (in watts)	8,535
Concessions and Authorizations | HPP Jirau
Public service electric power concessions [line items]
Total installed capacity (in watts)	3,750
Concessions and Authorizations | HPP Santo Antonio (Mesa)
Public service electric power concessions [line items]
Total installed capacity (in watts)	3,568
Concessions and Authorizations | HPP Xingo
Public service electric power concessions [line items]
Total installed capacity (in watts)	3,162
Concessions and Authorizations | HPP Paulo Afonso IV
Public service electric power concessions [line items]
Total installed capacity (in watts)	2,462
Concessions and Authorizations | HPP Itumbiara
Public service electric power concessions [line items]
Total installed capacity (in watts)	2,082
Concessions and Authorizations | HPP Teles Pires, one
Public service electric power concessions [line items]
Total installed capacity (in watts)	1,820
Concessions and Authorizations | HPP Teles Pires, two
Public service electric power concessions [line items]
Total installed capacity (in watts)	1,820
Concessions and Authorizations | HPP Luiz Gonzaga (Itaparica)
Public service electric power concessions [line items]
Total installed capacity (in watts)	1,480
Concessions and Authorizations | HPP Marimbondo
Public service electric power concessions [line items]
Total installed capacity (in watts)	1,440
Concessions and Authorizations | HPP Serra da Mesa
Public service electric power concessions [line items]
Total installed capacity (in watts)	1,275
Concessions and Authorizations | HPP Furnas
Public service electric power concessions [line items]
Total installed capacity (in watts)	1,216
Concessions and Authorizations | HPP Sobradinho
Public service electric power concessions [line items]
Total installed capacity (in watts)	1,050
Concessions and Authorizations | HPP Luis Carlos Barreto de Carvalho
Public service electric power concessions [line items]
Total installed capacity (in watts)	1,050
Concessions and Authorizations | HPP Luis Eduar do Magalhaes
Public service electric power concessions [line items]
Total installed capacity (in watts)	903
Concessions and Authorizations | HPP Foz do Chapec
Public service electric power concessions [line items]
Total installed capacity (in watts)	855
Concessions and Authorizations | HPP Tres Irmaos
Public service electric power concessions [line items]
Total installed capacity (in watts)	808
Concessions and Authorizations | HPP Paulo Afonso III
Public service electric power concessions [line items]
Total installed capacity (in watts)	794
Concessions and Authorizations | HPP Sao Manoel
Public service electric power concessions [line items]
Total installed capacity (in watts)	736
Concessions and Authorizations | HPP Peixe Angical
Public service electric power concessions [line items]
Total installed capacity (in watts)	499
Concessions and Authorizations | HPP Mascarenhas de Moraes
Public service electric power concessions [line items]
Total installed capacity (in watts)	476
Concessions and Authorizations | HPP Paulo Afonso II
Public service electric power concessions [line items]
Total installed capacity (in watts)	443
Concessions and Authorizations | HPP Sinop
Public service electric power concessions [line items]
Total installed capacity (in watts)	402
Concessions and Authorizations | HPP Apolnio Sales (Moxot)
Public service electric power concessions [line items]
Total installed capacity (in watts)	400
Concessions and Authorizations | HPP Corumb I
Public service electric power concessions [line items]
Total installed capacity (in watts)	375
Concessions and Authorizations | HPP Porto Colmbia
Public service electric power concessions [line items]
Total installed capacity (in watts)	320
Concessions and Authorizations | HPP Simplcio
Public service electric power concessions [line items]
Total installed capacity (in watts)	306
Concessions and Authorizations | HPP Dardanelos
Public service electric power concessions [line items]
Total installed capacity (in watts)	261
Concessions and Authorizations | HPP Balbina
Public service electric power concessions [line items]
Total installed capacity (in watts)	250
Concessions and Authorizations | HPP Boa Esperana
Public service electric power concessions [line items]
Total installed capacity (in watts)	237
Concessions and Authorizations | HPP Samuel
Public service electric power concessions [line items]
Total installed capacity (in watts)	217
Concessions and Authorizations | HPP Funil
Public service electric power concessions [line items]
Total installed capacity (in watts)	216
Concessions and Authorizations | HPP Serra Do Facao
Public service electric power concessions [line items]
Total installed capacity (in watts)	213
Concessions and Authorizations | HPP Manso
Public service electric power concessions [line items]
Total installed capacity (in watts)	210
Concessions and Authorizations | HPP Paulo Afonso I
Public service electric power concessions [line items]
Total installed capacity (in watts)	180
Concessions and Authorizations | HPP Governador Jayme Canet Junior
Public service electric power concessions [line items]
Total installed capacity (in watts)	178
Concessions and Authorizations | UHE Baguari
Public service electric power concessions [line items]
Total installed capacity (in watts)	140
Concessions and Authorizations | HPP Retiro Baixo
Public service electric power concessions [line items]
Total installed capacity (in watts)	82
Concessions and Authorizations | HPP Coaracy Nunes
Public service electric power concessions [line items]
Total installed capacity (in watts)	78
Concessions and Authorizations | UHE Passo de So Joo
Public service electric power concessions [line items]
Total installed capacity (in watts)	77
Concessions and Authorizations | UHE Batalha
Public service electric power concessions [line items]
Total installed capacity (in watts)	53
Concessions and Authorizations | HPP Sao Domingos
Public service electric power concessions [line items]
Total installed capacity (in watts)	48
Concessions and Authorizations | HPP Curua-Una
Public service electric power concessions [line items]
Total installed capacity (in watts)	30
Concessions and Authorizations | HPP Funil
Public service electric power concessions [line items]
Total installed capacity (in watts)	30
Concessions and Authorizations | HPP Anta
Public service electric power concessions [line items]
Total installed capacity (in watts)	28
Concessions and Authorizations | HPP Pedra
Public service electric power concessions [line items]
Total installed capacity (in watts)	20
Concessions and Authorizations | PCH Joao Borges
Public service electric power concessions [line items]
Total installed capacity (in watts)	19
Concessions and Authorizations | PCH Barra do Rio Chapeu
Public service electric power concessions [line items]
Total installed capacity (in watts)	15
Concessions and Authorizations | HPP Curemas
Public service electric power concessions [line items]
Total installed capacity (in watts)	4
Concessions and Authorizations | Casa Nova I
Public service electric power concessions [line items]
Total installed capacity (in watts)	180
Concessions and Authorizations | Nossa Senhora de Fatima
Public service electric power concessions [line items]
Total installed capacity (in watts)	30
Concessions and Authorizations | Cerro Chato I
Public service electric power concessions [line items]
Total installed capacity (in watts)	30
Concessions and Authorizations | Cerro Chato II
Public service electric power concessions [line items]
Total installed capacity (in watts)	30
Concessions and Authorizations | Cerro Chato III
Public service electric power concessions [line items]
Total installed capacity (in watts)	30
Concessions and Authorizations | Eolica Coxilha Seca
Public service electric power concessions [line items]
Total installed capacity (in watts)	30
Concessions and Authorizations | Verace IV
Public service electric power concessions [line items]
Total installed capacity (in watts)	30
Concessions and Authorizations | Verace V
Public service electric power concessions [line items]
Total installed capacity (in watts)	30
Concessions and Authorizations | Verace VII
Public service electric power concessions [line items]
Total installed capacity (in watts)	30
Concessions and Authorizations | Verace IX
Public service electric power concessions [line items]
Total installed capacity (in watts)	30
Concessions and Authorizations | Chui V
Public service electric power concessions [line items]
Total installed capacity (in watts)	30
Concessions and Authorizations | Santa Joana XI
Public service electric power concessions [line items]
Total installed capacity (in watts)	30
Concessions and Authorizations | Santa Joana X
Public service electric power concessions [line items]
Total installed capacity (in watts)	30
Concessions and Authorizations | Santa Joana XIII
Public service electric power concessions [line items]
Total installed capacity (in watts)	30
Concessions and Authorizations | Santa Joana IX
Public service electric power concessions [line items]
Total installed capacity (in watts)	30
Concessions and Authorizations | Santa Joana III
Public service electric power concessions [line items]
Total installed capacity (in watts)	30
Concessions and Authorizations | Santa Joana XVI
Public service electric power concessions [line items]
Total installed capacity (in watts)	29
Concessions and Authorizations | Santa Joana XII
Public service electric power concessions [line items]
Total installed capacity (in watts)	29
Concessions and Authorizations | Santa Joana XV
Public service electric power concessions [line items]
Total installed capacity (in watts)	29
Concessions and Authorizations | Santa Joana I
Public service electric power concessions [line items]
Total installed capacity (in watts)	29
Concessions and Authorizations | Santo Augusto IV
Public service electric power concessions [line items]
Total installed capacity (in watts)	29
Concessions and Authorizations | Santa Joana V
Public service electric power concessions [line items]
Total installed capacity (in watts)	29
Concessions and Authorizations | Santa Joana IV
Public service electric power concessions [line items]
Total installed capacity (in watts)	29
Concessions and Authorizations | Casa Nova II
Public service electric power concessions [line items]
Total installed capacity (in watts)	28
Concessions and Authorizations | Verace X
Public service electric power concessions [line items]
Total installed capacity (in watts)	28
Concessions and Authorizations | Santa Joana VII
Public service electric power concessions [line items]
Total installed capacity (in watts)	27
Concessions and Authorizations | Jandaia
Public service electric power concessions [line items]
Total installed capacity (in watts)	27
Concessions and Authorizations | Caiara I
Public service electric power concessions [line items]
Total installed capacity (in watts)	27
Concessions and Authorizations | Verace III
Public service electric power concessions [line items]
Total installed capacity (in watts)	26
Concessions and Authorizations | Verace VIII
Public service electric power concessions [line items]
Total installed capacity (in watts)	26
Concessions and Authorizations | Mangue Seco 2
Public service electric power concessions [line items]
Total installed capacity (in watts)	25
Concessions and Authorizations | Ibirapuita
Public service electric power concessions [line items]
Total installed capacity (in watts)	25
Concessions and Authorizations | Jandaia I
Public service electric power concessions [line items]
Total installed capacity (in watts)	24
Concessions and Authorizations | Casa Nova III
Public service electric power concessions [line items]
Total installed capacity (in watts)	24
Concessions and Authorizations | Junco I
Public service electric power concessions [line items]
Total installed capacity (in watts)	24
Concessions and Authorizations | Junco II
Public service electric power concessions [line items]
Total installed capacity (in watts)	24
Concessions and Authorizations | Cerro Chato VI
Public service electric power concessions [line items]
Total installed capacity (in watts)	24
Concessions and Authorizations | Chui I
Public service electric power concessions [line items]
Total installed capacity (in watts)	24
Concessions and Authorizations | Minuano II
Public service electric power concessions [line items]
Total installed capacity (in watts)	24
Concessions and Authorizations | Chui II
Public service electric power concessions [line items]
Total installed capacity (in watts)	22
Concessions and Authorizations | Chui IV
Public service electric power concessions [line items]
Total installed capacity (in watts)	22
Concessions and Authorizations | Minuano I
Public service electric power concessions [line items]
Total installed capacity (in watts)	22
Concessions and Authorizations | Verace 36
Public service electric power concessions [line items]
Total installed capacity (in watts)	21
Concessions and Authorizations | Sao Clemente
Public service electric power concessions [line items]
Total installed capacity (in watts)	21
Concessions and Authorizations | Sao Januario
Public service electric power concessions [line items]
Total installed capacity (in watts)	21
Concessions and Authorizations | Verace I
Public service electric power concessions [line items]
Total installed capacity (in watts)	20
Concessions and Authorizations | Verace II
Public service electric power concessions [line items]
Total installed capacity (in watts)	20
Concessions and Authorizations | Verace 24
Public service electric power concessions [line items]
Total installed capacity (in watts)	20
Concessions and Authorizations | Caiara II
Public service electric power concessions [line items]
Total installed capacity (in watts)	18
Concessions and Authorizations | Verace VI
Public service electric power concessions [line items]
Total installed capacity (in watts)	18
Concessions and Authorizations | Verace 29
Public service electric power concessions [line items]
Total installed capacity (in watts)	18
Concessions and Authorizations | Verace 30
Public service electric power concessions [line items]
Total installed capacity (in watts)	18
Concessions and Authorizations | Chui 09
Public service electric power concessions [line items]
Total installed capacity (in watts)	18
Concessions and Authorizations | Verace 27
Public service electric power concessions [line items]
Total installed capacity (in watts)	16
Concessions and Authorizations | Coqueirinho 2
Public service electric power concessions [line items]
Total installed capacity (in watts)	16
Concessions and Authorizations | Tamandua Mirim 2
Public service electric power concessions [line items]
Total installed capacity (in watts)	16
Concessions and Authorizations | Verace 26
Public service electric power concessions [line items]
Total installed capacity (in watts)	14
Concessions and Authorizations | Verace 34
Public service electric power concessions [line items]
Total installed capacity (in watts)	14
Concessions and Authorizations | Verace 28
Public service electric power concessions [line items]
Total installed capacity (in watts)	13
Concessions and Authorizations | Verace 35
Public service electric power concessions [line items]
Total installed capacity (in watts)	13
Concessions and Authorizations | Cerro Chato V
Public service electric power concessions [line items]
Total installed capacity (in watts)	12
Concessions and Authorizations | Angical 2
Public service electric power concessions [line items]
Total installed capacity (in watts)	10
Concessions and Authorizations | Caititu 2
Public service electric power concessions [line items]
Total installed capacity (in watts)	10
Concessions and Authorizations | Carcara
Public service electric power concessions [line items]
Total installed capacity (in watts)	10
Concessions and Authorizations | Corrupiao 3
Public service electric power concessions [line items]
Total installed capacity (in watts)	10
Concessions and Authorizations | Caititu 3
Public service electric power concessions [line items]
Total installed capacity (in watts)	10
Concessions and Authorizations | Papagaio
Public service electric power concessions [line items]
Total installed capacity (in watts)	10
Concessions and Authorizations | Parque Elico Capo do Ingls
Public service electric power concessions [line items]
Total installed capacity (in watts)	10
Concessions and Authorizations | Cerro Chato IV
Public service electric power concessions [line items]
Total installed capacity (in watts)	10
Concessions and Authorizations | Verace 31
Public service electric power concessions [line items]
Total installed capacity (in watts)	9
Concessions and Authorizations | Teiu 2
Public service electric power concessions [line items]
Total installed capacity (in watts)	8
Concessions and Authorizations | Parque Elico Galpes
Public service electric power concessions [line items]
Total installed capacity (in watts)	8
Concessions and Authorizations | Cerro dos Trindades
Public service electric power concessions [line items]
Total installed capacity (in watts)	8
Concessions and Authorizations | Verace 25
Public service electric power concessions [line items]
Total installed capacity (in watts)	7
Concessions and Authorizations | Acaua
Public service electric power concessions [line items]
Total installed capacity (in watts)	6
Concessions and Authorizations | Arapapa
Public service electric power concessions [line items]
Total installed capacity (in watts)	4
Concessions and Authorizations | Angra III
Public service electric power concessions [line items]
Total installed capacity (in watts)	1,405
Concessions and Authorizations | Angra II
Public service electric power concessions [line items]
Total installed capacity (in watts)	1,350
Concessions and Authorizations | Angra I
Public service electric power concessions [line items]
Total installed capacity (in watts)	640